Loans receivable (Tables)	12 Months Ended
Dec. 31, 2024
Loans receivable.
Schedule of loans receivable

	December 31, 2024	December 31, 2023
Balance at January 1	148	3,834
New loans granted	601	1,933
Repayments of principal	(472)	(969)
Interest charged	70	1,403
Interest received	—	—
Foreign exchange (gain) / loss	(62)	(18)
Expected credit losses/change in fair value	—	(6,000)
Write-off of loans receivable	(59)	(35)
Balance at December 31	226	148